Multimanager Aggressive Equity Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

Expense Example - Multimanager Aggressive Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	104	325	563	1,248
Class B Shares	104	325	563	1,248